Deferred Tax Benefit (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 02, 2018	Jun. 30, 2020
Deferred Tax Benefit (Textual)
Net operating loss carry-forwards		$ 7,722,300
Operating loss carry-forwards description		Expires in future years.
U.S. federal corporate income tax rate	21.00%
Decrease in provision		$ 707,468
Net adjustment of valuation allowance		$ 707,468